Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Comprehensive Income
Products, sales to affiliates	$ 846,076	$ 744,965	$ 747,064
Other comprehensive income (loss), income tax benefit	$ 26,835	$ (10,318)	$ 9,197